Fair Value Of Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Of Financial Instruments [Abstract]
Schedule Of Assets And Liabilities Measured On Recurring Basis At Fair Value

	December 31, 2011
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)
Investments classified as current assets:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	$139,952	$139,952	$–
All other corporates	5,719	5,719	–
Other	306	–	306
Non-current investments:
Investments available for sale:
Bonds and notes:
U.S. Government-Sponsored Enterprises	622,191	–	622,191
All other corporates	66,542	26,703	39,839
Equity securities:
Common stocks:
Banks, trusts and insurance companies	50,971	50,971	–
Industrial, miscellaneous and all other	1,313,688	1,313,688	–
Other	501	–	501
Investments in associated companies	1,198,029	1,198,029	–
Total	$3,397,899	$2,735,062	$662,837

Commodity contracts - other current assets	$3,816	$88	$3,728

Other current liabilities:
Commodity contracts	$(2,802)	$–	$(2,802)
Other	(955)	(955)	–
Total	$(3,757)	$(955)	$(2,802)

	December 31, 2010
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)
Investments classified as current assets:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	$247,017	$247,017	$–
All other corporates	6,572	6,324	248
Non-current investments:
Investments available for sale:
Bonds and notes:
U.S. Government and agencies	7,716	–	7,716
U.S. Government-Sponsored Enterprises	823,383	–	823,383
All other corporates	192,533	150,193	42,340
Equity securities:
Common stocks:
Banks, trusts and insurance companies	49,276	49,276	–
Industrial, miscellaneous and all other	2,593,331	2,593,331	–
Investments in associated companies	1,314,227	1,314,227	–
Total	$5,234,055	$4,360,368	$873,687

Other current liabilities	$(2,413)	$(1,878)	$(535)

Schedule Of Assets And Liabilities Measured On Nonrecurring Basis At Fair Value

	December 31, 2010
		Fair Value Measurements Using
	Total Fair Value Measurements	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Long-lived assets held and used (a)	$20,600	$–	$20,600	$–
Long-lived assets held for sale (b)	7,000	–	7,000	–
Other non-current investments (c)	2,200	–	–	2,200

(a)
At December 31, 2010, the Company evaluated for impairment the carrying value of MB1's real estate assets, recorded an impairment charge of $47,074,000 and reduced the carrying amount to its fair value of $18,094,000.  As of December 31, 2010, the Company also wrote down to fair value one of its real estate projects based on an appraisal and prices for similar assets, and recognized an impairment charge of $2,357,000, which is included in selling, general and other expenses.  See Note 2 for more information.

(b)
Consists of a corporate aircraft at December 31, 2010 for which the fair value was primarily based on prices for similar assets.  The Company recognized an impairment loss of $1,449,000 for 2010 which is included in selling, general and other expenses.

(c)
At December 31, 2010, represents an investment in a non-public security of $2,177,000.  The investment in the non-public security is accounted for under the cost method of accounting for which the Company primarily reviewed issuer financial statements to determine its fair value.

Schedule Of Fair Value Of Financial Instruments

	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Financial Assets:
Investments:
Current	$150,135	$150,135	$264,572	$264,572
Non-current	2,226,875	2,226,875	3,832,659	3,832,659
Cash and cash equivalents	168,490	168,490	441,340	441,340
Notes receivable:
Current	1,675	1,675	740	740
Non-current	3,531	3,531	2,633	2,633
Commodity contracts	3,816	3,816	–	–

Financial Liabilities:
Indebtedness:
Current	446,743	446,743	534,572	452,142
Non-current	1,874,389	1,943,697	1,546,655	1,675,842
Securities sold not owned	955	955	1,878	1,878
Commodity contracts	2,802	2,802	–	–

Redeemable noncontrolling interests	235,909	235,909	–	–

Swap agreements:
Interest rate swaps	–	–	(535)	(535)